Commitments - Summary of Lease Costs (Details) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Lease expense:
Operating lease expense	$ 55
Finance lease expense:
Depreciation of right-of-use assets	33
Total lease expense	88
Cash payment information:
Operating cash used for operating leases	55
Financing cash used for financing leases	28
Total cash paid for amounts included in the measurement of lease liabilities	$ 83
Weighted-average remaining lease term (years) - operating leases	7 years 3 months 18 days
Weighted-average remaining lease term (years) - finance leases	1 year 9 months 18 days
Weighted-average discount rate - operating leases	8.00%
Weighted-average discount rate - finance leases	5.00%